INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Our partnership is a flow through entity for tax purposes and as such is not subject to taxation. However, income taxes are recognized for the amount of taxes payable by the partnership’s corporate subsidiaries and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2023	2022
Deferred income tax assets
Tax losses carried forward	$2,162	$1,937
Financial instruments and other	212	125
	$2,374	$2,062
Deferred income tax liabilities
Long lived assets	$(9,636)	$(7,880)
Investment in associates and investment properties	(534)	(46)
	$(10,170)	$(7,926)
Net deferred income tax liabilities	$(7,796)	$(5,864)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$107	$111
Deferred income tax liabilities	(7,903)	(5,975)
Net deferred income tax liabilities	$(7,796)	$(5,864)
The deferred tax asset related to losses available for carry forward includes $84 million (2022: $81 million) of tax benefits that have been recognized based on projections of future taxable profits. In addition, we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2023	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2023
Deferred income tax assets related to non-capital losses and capital losses	$1,937	$275	$—	$(53)	$3	$2,162
Deferred income tax liabilities related to differences in tax and book basis, net	(7,801)	(280)	(107)	(217)	(1,553)	(9,958)
Net deferred income tax liabilities	$(5,864)	$(5)	$(107)	$(270)	$(1,550)	$(7,796)

		Recognized in
US$ MILLIONS	Jan. 1, 2022	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2022
Deferred income tax assets related to non-capital losses and capital losses	$1,731	$208	$—	$(23)	$21	$1,937
Deferred income tax liabilities related to differences in tax and book basis, net	(7,582)	(294)	(314)	182	207	(7,801)
Net deferred income tax liabilities	$(5,851)	$(86)	$(314)	$159	$228	$(5,864)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
A deferred tax asset is not recognized in respect of deductible temporary differences of $127 million (2022: $120 million), unused capital losses of $6,498 million (2022: $6,395 million) and unused non-capital losses of $2,756 million (2022: $2,393 million). Of the total deductible temporary differences of $127 million (2022: $120 million), $9 million expire after five years from the reporting date and $118 million do not expire. Of the unused capital losses of $6,498 million (2022: $6,395 million), $6,359 million expire after three years from the reporting date, $4 million expire after five years from the reporting date and $135 million do not expire.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2024	2025	2026	2027	2028	Beyond	Do not expire	Total
As of December 31, 2023	$17	$16	$6	$20	$15	$895	$1,787	$2,756

	Year of Expiration
US$ MILLIONS	2023	2024	2025	2026	2027	Beyond	Do not expire	Total
As of December 31, 2022	$45	$4	$5	$5	$9	$786	$1,539	$2,393
(b)Income Tax Recognized in Profit or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2023	2022	2021
Tax expense comprises:
Current income tax expense	$576	$474	$374
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(51)	75	13
Changes in tax rates or the imposition of new taxes	4	(6)	188
Unrecognized deferred taxes	52	17	39
Total income tax expense	$581	$560	$614
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$2,029	$1,935	$3,333
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	622	626	829
Change in substantively enacted tax rates	4	(6)	188
International operations subject to different tax rates	(10)	(5)	(9)
Taxable income attributable to non-controlling interests	(73)	(91)	(325)
Portion of gains subject to different tax rates	(64)	23	(115)
Deferred tax assets not recognized	52	17	39
Permanent differences and other	50	(4)	7
Income tax expense recognized in profit or loss	$581	$560	$614
As the partnership is not subject to tax, the above reconciliation has been prepared using a composite statutory rate for jurisdictions where Brookfield Infrastructure’s subsidiaries operate. The composite rate has decreased due to changes in the related operating income in the various subsidiaries and changes in local statutory rates.
The partnership has approximately $49 million (2022: $64 million) of temporary differences associated with investments in subsidiaries, and associates for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

US$ MILLIONS	2023	2022	2021
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(169)	$(113)	$(164)
Cash flow hedges	61	(162)	(63)
Pension plan actuarial changes	1	(39)	(33)
Total income tax expense recognized directly in other comprehensive income	$(107)	$(314)	$(260)